Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenue from external customers		$ 380,307	$ 367,526
Interest revenue		7,542	142
Intersegment Revenue	[1]	0	0	[2]
Revenue		387,849	367,668
Adjusted EBITDA		107,815	103,967
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		206,362	189,835
Interest revenue		39	6
Intersegment Revenue	[1]	2,120	2,504
Revenue		208,521	192,345
Adjusted EBITDA		52,336	48,538
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		173,945	177,691
Interest revenue		7,503	136
Intersegment Revenue	[1]	0	0
Revenue		181,448	177,827
Adjusted EBITDA		79,209	74,499
Corporate Segment
Segment Reporting Information [Line Items]
Revenue from external customers	[2]	0	0
Interest revenue	[2]	0	0
Intersegment Revenue	[1],[2]	0
Revenue	[2]	0	0
Adjusted EBITDA	[2]	(23,730)	(19,070)
Intersegment
Segment Reporting Information [Line Items]
Revenue from external customers		0	0
Interest revenue		0	0
Intersegment Revenue	[1]	(2,120)	(2,504)
Revenue		2,120	(2,504)
Adjusted EBITDA		$ 0	$ 0

[1]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.
[2]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.